Exhibit 99.1
Ford Credit Auto Lease Trust 2016-A
Monthly Investor Report

Transaction Month	28	Payment Date	July 16, 2018
Collection Period	June, 2018

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-208514-03 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2016-A Reference Pool Balance		$1,126,158,995.47	$267,062,657.88	$228,618,463.67	0.2030073
Total Note Balance		$1,000,000,000.00	$112,778,875.50	$74,334,681.29	0.0743347

Total Overcollateralization		$126,158,995.47	$154,283,782.38	$154,283,782.38

2016-A Exchange Note Balance		$1,030,927,835.05	$148,929,731.07	$110,485,536.86	0.1071710
2016-A Exchange Note Overcollateralization		$95,231,160.42	$118,132,926.81	$118,132,926.81

Overcollateralization			Beginning of Period	End of Period
2016-A Reference Pool Balance as a % of Total Note Balance			236.80%	307.55%
2016-A Reference Pool Balance as a % of 2016-A Exchange Note Balance			179.32%	206.92%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.67000%	$167,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	1.42000%	$213,000,000.00	$0.00	$0.00	0.0000000
Class A-2b Notes*	2.61325%	$200,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	1.71000%	$228,000,000.00	$0.00	$0.00	0.0000000
Class A-4 Notes	1.85000%	$94,000,000.00	$14,778,875.50	$0.00	0.0000000
Class B Notes	2.27000%	$50,700,000.00	$50,700,000.00	$27,034,681.29	0.5332284
Class C Notes	2.69000%	$47,300,000.00	$47,300,000.00	$47,300,000.00	1.0000000
Total		$1,000,000,000.00	$112,778,875.50	$74,334,681.29	0.0743347

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,778,875.50	$157.22	$22,784.10	$0.24	$14,801,659.60	$157.46
Class B Notes	$23,665,318.71	$466.77	$95,907.50	$1.89	$23,761,226.21	$468.66
Class C Notes	$0.00	$0.00	$106,030.83	$2.24	$106,030.83	$2.24
Total	$38,444,194.21	$38.44	$224,722.43	$0.22	$38,668,916.64	$38.67

II. POOL INFORMATION

2016-A Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$311,623,906.35	$267,062,657.88	$244,215,119.45
Change	$(44,421,280.55)	$(38,444,194.21)	$(32,969,866.94)
End of Period	$267,202,625.80	$228,618,463.67	$211,245,252.51
Residual Portion of Securitization Value as % of Securitization Value at end of period			92.40%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	48,082	33,171	14,911	2,043	12,868

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				4.1	3.6

Ford Credit Auto Lease Trust 2016-A
Monthly Investor Report

Transaction Month	28	Payment Date	July 16, 2018
Collection Period	June, 2018

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		117	$2,051,996.64	0.90%
61 - 90 Days Delinquent		10	$182,125.17	0.08%
91- 120 Days Delinquent		1	$20,500.42	0.01%
Over 120 Days Delinquent		1	$12,605.71	0.01%
Total Delinquent Leases		129	$2,267,227.94	0.99%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0941%
Delinquency Trigger Occurred				No

		Current Period	Cumulative
Prepayment Speed		(3.07)%	0.59%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$5,229,166.30
plus: Payoffs				$7,573,756.87
plus: Other (including extension fees, excess charges, etc.)				$527,287.41
minus: Payaheads				$(301,199.92)
plus: Payahead Draws				$440,443.53
plus: Advances				$325,688.83
minus: Advance Reimbursement Amounts				$(419,353.70)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$28,309,232.59
plus: Recoveries				$467,716.09
Total Collections				$42,152,738.00

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$42,152,738.00

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$222,552.21	$222,552.21	$41,930,185.79	$0.00
2016-A Exchange Note Interest Payment	$346,261.62	$346,261.62	$41,583,924.17	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$41,583,924.17	$0.00
Reserve Account Deposit	$0.00	$0.00	$41,583,924.17	$0.00
2016-A Exchange Note Principal Payment	$38,444,194.21	$38,444,194.21	$3,139,729.96	$0.00
Shared Amounts	$0.00	$0.00	$3,139,729.96	$0.00
Revolving Facility Pool Additional Amounts	$3,139,729.96	$3,139,729.96	$0.00	$0.00
Total	$42,152,738.00	$42,152,738.00	$0.00	$0.00

Ford Credit Auto Lease Trust 2016-A
Monthly Investor Report

Transaction Month	28	Payment Date	July 16, 2018
Collection Period	June, 2018

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2016-A Exchange Note Interest Payment				$346,261.62
2016-A Exchange Note Principal Payment				$38,444,194.21
Shortfall Payment (to cover Notes)				$0.00

Total				$38,790,455.83

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$38,790,455.83	$0.00
Administration Fee	$939.82	$939.82	$38,789,516.01	$0.00
Class A-1 Interest	$0.00	$0.00	$38,789,516.01	$0.00
Class A-2a Interest	$0.00	$0.00	$38,789,516.01	$0.00
Class A-2b Interest	$0.00	$0.00	$38,789,516.01	$0.00
Class A-3 Interest	$0.00	$0.00	$38,789,516.01	$0.00
Class A-4 Interest	$22,784.10	$22,784.10	$38,766,731.91	$0.00
Total Class A Interest	$22,784.10	$22,784.10		$0.00
First Priority Principal Payment	$0.00	$0.00	$38,766,731.91	$0.00
Class B Interest	$95,907.50	$95,907.50	$38,670,824.41	$0.00
Second Priority Principal Payment	$0.00	$0.00	$38,670,824.41	$0.00
Class C Interest	$106,030.83	$106,030.83	$38,564,793.58	$0.00
Specified Reserve Deposit	$0.00	$0.00	$38,564,793.58	$0.00
Regular Principal Payment	$38,444,194.21	$38,444,194.21	$120,599.37	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$120,599.37	$0.00
Remaining Funds to Holder of Residual Interest	$120,599.37	$120,599.37	$0.00	$0.00
Total	$38,790,455.83	$38,790,455.83	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$1,575,009.61
plus: Additional Advances				$325,688.83
minus: Advance Reimbursement Amounts				$(419,353.70)
End of Period Advance Balance				$1,481,344.74

Payaheads
Beginning of Period Payahead Balance				$813,333.20
plus: Additional Payaheads				$301,199.92
minus: Payahead Draws				$(440,443.53)
End of Period Payahead Balance				$674,089.59

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$5,630,794.98
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$5,630,794.98
Memo: Required Reserve Amount				$5,630,794.98

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$154,283,782.38
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$154,283,782.38

Ford Credit Auto Lease Trust 2016-A
Monthly Investor Report

Transaction Month	28	Payment Date	July 16, 2018
Collection Period	June, 2018

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	108	4,594	$2,428,714.68	$104,692,812.13
Standard Terminations	239	3,051	$4,432,509.20	$56,695,996.20
Total Retained	347	7,645	$6,861,223.88	$161,388,808.33

Returned Vehicles
Early Terminations	517	8,750	$9,023,750.76	$154,455,689.99
Standard Terminations	1,154	17,868	$19,547,066.93	$308,899,465.66
Total Returned	1,671	26,618	$28,570,817.69	$463,355,155.65

Charged Off / Repossessed Vehicles	20	821	$366,746.95	$16,092,063.43
Removals by Servicer and Other	5	130	$88,897.79	$2,696,274.21
Total Terminations	2,043	35,214	$35,887,686.31	$643,532,301.62

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	2,738	32,561	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			81.79%	75.59%
Early Termination Rate (Early Terminations / Total Terminations)			30.59%	37.89%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$7,687,193.17
plus: Payahead draws			$93,499.14
minus: Unreimbursed Advances			$(56,116.53)
minus: Securitization Value of Retained Vehicles			$(6,861,223.88)
Total	347	7,645	$863,351.90	$22,775,765.51
Gain (Loss) Per Retained Vehicle			$2,488.05	$2,979.17

Gain (Loss) on Returned Vehicles
Customer Payments			$1,273,285.88
plus: Net Sale Proceeds			$28,674,819.91
plus: Payahead Draws			$241,718.42
minus: Unreimbursed Advances			$(156,550.22)
minus: Securitization Value of Returned Vehicles			$(28,570,817.69)
Total	1,671	26,618	$1,462,456.30	$10,022,781.98
Gain (Loss) Per Returned Vehicle			$875.20	$376.54

Credit Gain (Loss) Charged Off / Repo Vehicles	20	821	$(162,788.24)	$(4,526,835.82)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(8,139.41)	$(5,513.81)
Recoveries	835		$287,328.75	$5,350,147.36

Total Gain (Loss) -- Net of Recoveries	2,038	35,084	$2,450,348.71	$33,621,859.03
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$1,202.33	$958.32

Removals by Servicer and Other	5	130

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$28,674,819.91
plus: Excess Wear and Use and Excess Mileage Assessed			$776,975.24
minus: Residual Portion of Securitization Value			$(27,573,471.87)
Total	1,671	26,618	$1,878,323.28	$16,623,072.06
Residual Gain (Loss) Per Returned Vehicle			$1,124.07	$624.50

Ford Credit Auto Lease Trust 2016-A
Monthly Investor Report

Transaction Month	28	Payment Date	July 16, 2018
Collection Period	June, 2018

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	7.57%
Second Prior Collection Period	8.65%
Prior Collection Period	10.51%
Current Collection Period	11.86%
Four Month Average (Current and Prior Three Collection Periods)	9.65%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	2.99%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.54%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.